Operating Lease Liabilities - Additional Information (Detail)	Jun. 30, 2021	Apr. 22, 2021	Dec. 31, 2020
Operating Lease Weighted Average Discount Rate	3.98%
Remaing Lease Period	8 months 4 days		5 years 7 months 6 days
UNITED KINGDOM | Accounting Standards Update 2016-02 [Member]
Lessee, Operating Lease, Term of Contract		5 years
Lessee, Operating Lease, Discount Rate		3.12%
London [Member]
Lessee, Operating Lease, Term of Contract	10 years	10 years